OpenAI Lab Ecosystem ETF Investment Objectives and Goals - OpenAI Lab Ecosystem ETF	Aug. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	OpenAI Lab Ecosystem ETFFund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide exposure to the portfolio-eligible companies most directly linked to the OpenAI artificial intelligence ecosystem.